CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2019
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES

14.         CONVERTIBLE SENIOR NOTES

On December 4, 2013, the Company issued US$400,000, including an US$50,000 overallotment option (the “Overallotment Option”) which was exercised on January 3, 2014, of convertible senior notes which would mature on December 15, 2018 (collectively the “December 2018 Notes”). The total net proceeds from the December 2018 Notes were US$390,455. The investors may convert the December 2018 Notes to Class A ordinary shares at any time in whole or in part at specified conversion prices. The conversion rate for the December 2018 Notes was initially 9.6839 ADSs per US$1,000 principal amount of notes (equivalent to an initial conversion price of approximately US$103.26 per ADS), subject to adjustment as described in the respective Subscription Agreement.

Investors of the December 2018 Notes had the right to require the Company to repurchase for cash all or part of their notes on December 15, 2016, and this was exercised accordingly. The Company repurchased a total of US$394,300 of the December 2018 Notes, which represents approximately 98.6% of the outstanding principal amount of the Notes prior to such repurchase. In 2018 , upon maturity, the Company repurchased the remaining balance of US$5,700 of the December 2018 Notes.

14.         CONVERTIBLE SENIOR NOTES (continued)

On September 24, 2015, the Company issued (i) 3,418,803 Class A ordinary shares for US$100,000 and (ii) US$100,000 of convertible notes which will mature on September 24, 2022 (the “September 2022 Notes”) to Safari Company (“Safari”). The Safari Company is beneficially owned by the Carlyle Company (“Carlyle”) (72%) and Ateefa Limited, a company owned by Vincent Tianquan Mo (28%). A representative of Carlyle is entitled to hold a seat on the Company’s board of directors so long as Carlyle continues to beneficially own at least 1% of the Company’s total outstanding share capital calculated on a fully-diluted basis. The total net proceeds from the Class A ordinary shares and the September 2022 Notes were US$199,645. The investors may convert the September 2022 Notes to Class A ordinary shares at any time in whole or in part at specified conversion prices. The conversion rate for the September 2022 Notes is initially 27.9086 Class A Shares per US$1,000 principal amount of the Note (equivalent to an initial conversion price of approximately US$35.83 per Class A Share), subject to adjustment as described in the respective Subscription Agreement.

On November 4, 2015, the Company issued (i) an aggregate of 8,436,581 Class A shares for an total consideration of US$246,770 and (ii) US$200,000 of convertible notes which will mature on November 3, 2022 (the “November 2022 Notes ") to IDG Alternative Global Limited ("IDG Alternative"). IDG Alternative is owned as to 72.53% by IDG Maximum Financial Limited, a British Virgin Islands company, and as to 27.47% by Deanhale Limited, a British Virgin Islands company wholly owned by Mr Mo. IDG Maximum Financial Limited is affiliated with IDG-Accel China Capital GP Associates Ltd. and IDG China Capital Fund GP III Associates Ltd. The total net proceeds from the Class A ordinary shares and the November 2022 Notes  were US$446,059. The investors may convert the November 2022 Notes to Class A ordinary shares at any time in whole or in part at specified conversion prices. The conversion rate for the November 2022 Notes is initially 27.9086 Class A Shares, representing Class A ordinary shares at par value HK$1.00 per share, per US$1,000 principal amount of the Note (equivalent to an initial conversion price of approximately US$35.83 per Class A Share), subject to adjustment as described in the respective Subscription Agreement.

On October 25, 2018, the Company and IDG Alternative entered into a Note Repurchase Agreement ("October 25, 2018 Note Repurchase") pursuant to which the Company issued five replacement notes in the total amount of US$150,000 to the same note holder (“New November 2022 Notes”), together with US$38,860 paid in cash in satisfaction of the November 2022 Notes. The New November 2022 Notes have the same terms as the November 2022 Notes, except for the change of principal amount from US$200,000 to US$150,000.

Subsequent to the issuance of the New November 2022 Notes, IDG Alternative sold four out of the five New November 2022 Notes, in aggregate of US$95,060, to four different note holders. IDG Alternative also entered into an amendment to shareholder agreement with Deanhale Limited. Pursuant to the amendment and satisfaction of conditions set out in the amendment, the remaining US$54,940 New November 2022 Note is beneficially owned by Deanhale Limited.

In connection with the separation and distribution, on June 11, 2019, CIH agreed to issue a warrant to each of the holders of the September 2022 Notes and the New November 2022 Notes , which entitled them to purchase for nominal consideration such number of CIH's Class A ordinary shares as calculated based on the number of the Company's Class A ordinary shares upon the assumed conversion of the convertible notes immediately prior to or on the record date if and only if such holders subsequently decide to convert the convertible notes. The holders will be able to purchase up to 6,977,150 Class A ordinary shares in the aggregate based on the initial conversion rate into Fang's Class A ordinary shares and a one-for-one distribution rate into CIH's Class A ordinary shares. In the event that holders subsequently decide not to convert the convertible notes, and instead, demand payment of principal and accrued interest upon maturity of the convertible notes, the warrant will be canceled and the right to purchase CIH's Class A ordinary shares will be forfeited. In addition, CIH also agreed to provide a guarantee for the benefit of the holders, under which the CIH is liable to the payment obligations under the convertible notes in the event that the Company fails to discharge its primary payment obligations under the convertible notes or certain circumstances relating to CIH, including, among others, change-in-control transactions or certain fundamental changes to CIH's share capital.

14.         CONVERTIBLE SENIOR NOTES (continued)

On October 28, 2019 (“October 28, 2019 Note Repurchase“), the Company entered into a Note Repurchase Agreement pursuant to which the Company redeemed the US$54,940 New November 2022 Note beneficially owned by Mr. Mo for a consideration of US$54,940 plus $73 equal to all the accrued and unpaid interest on the repurchase date.

On December 31, 2019 (“December 31, 2019 Note Repurchase“), the Company and Safari entered into a Note Repurchase Agreement pursuant to which the Company redeemed the September 2022 Note in the principal amount of US$28,000 for a consideration of US$28,000 plus $105 equal to all the accrued and unpaid interest on the repurchase date. The US$28,000 note was beneficially owned by Mr. Mo prior to the repurchase.

The December 2018 Notes, the September 2022 Notes, the November 2022 Notes and the New November 2022 Notes bear interest at the rate of 2.00%,  1.50%,  1.50% and 1.50% per annum, respectively, payable semi-annually. The December 2018 Notes, September 2022 Notes, November 2022 Notes and New November 2022 Notes are collectively referred to as the “Notes”.

The Notes are senior unsecured obligations and rank (i) senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes; (ii) equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated; (iii) effectively junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness; and (iv) structurally junior to all indebtedness and other liabilities of the subsidiaries or consolidated controlled entities of the Company.

The issuance costs of US$9,545,  US$355 and US$711 of the December 2018 Notes, the September 2022 Notes and the November 2022 Notes, respectively, were amortized as interest expense using the effective interest rate method through the maturity date of the respective Notes.

The principal amount and unamortized premium as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	US$	US$
Principal amount	250,000	167,060
Unamortized premium	4,435	1,869
	254,435	168,929

The effective interest rate was 2.86%,  1.56%,  2.46% and 0.69% for the December 2018 Notes, the September 2022 Notes, the November 2022 Notes and the New November 2022 Notes, respectively. For the years ended December 31, 2017, 2018 and 2019, the Company recognized interest expense related to the Notes of US$6,395,  US$6,154 and US$2,848, respectively.

14.         CONVERTIBLE SENIOR NOTES (continued)

Accounting treatment

The Notes were originally recorded as long-term debt. The conversion option was not required to be bifurcated because the conversion options of the December 2018 Notes, the September 2022 Notes, the New November 2022 Notes are indexed to the Company’s ADSs and Class A ordinary shares, respectively, and meet all additional conditions for equity classification. Since the conversion options were not required to be bifurcated, the Company then determined if there were any beneficial conversion features (“BCF”) in accordance with ASC 470‑20. The Company assessed the embedded conversion option feature of the December 2018 Notes and the September 2022 Notes and concluded that there is no BCF because the effective conversion price of the December 2018 Notes and the September 2022 Notes exceeded the fair value of the Company’s ADSs and Class A ordinary shares at their respective commitment dates. For the November 2022 Notes, the Company recognized a BCF of US$12,113 through a credit to additional paid-in capital because the fair value per Class A ordinary share of US$38.00 exceeded the most favorable conversion price of US$35.83 at the commitment date on November 4, 2015. The resulting discount of US$12,113 to the November 2022 Notes is then accreted to the redemption value as interest expense using the effective interest method through the consolidated statements of comprehensive income (loss) over the term of the November 2022 Notes. The Company did not reassess the BCF upon the exchange of the November 2022 Notes with the New November 2022 Notes since the exchange is not accounted for as an extinguishment.

In connection with the make-whole fundamental change provision within the Notes agreements, the number of ADSs and Class A ordinary shares issuable upon conversion of the Notes will be increased if the Holders decide to convert. As (i) the fair value of the ADSs into which the December 2018 Notes is convertible plus the make-whole ADSs and (ii) the fair value of the Class A ordinary shares into which the September 2022 Notes, the November 2022 Notes and the New November 2022 Notes are convertible plus the make-whole Class A ordinary shares, respectively, do not approximate the fair value at the settlement date, the make-whole features are not indexed to the Company’s ADSs for the December 2018 Notes and Class A ordinary shares for the September 2022, the November 2022 Notes and the New November 2022 Notes, and are required to be bifurcated. The fair values of the make-whole features were insignificant for the years ended December 31, 2017, 2018 and 2019.

The Company evaluated the embedded contingent redemption features contained in the Notes in accordance with ASC 815 Derivatives and Hedging. The contingent redemption features were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the Notes were not issued at a substantial discount and are puttable at par.

The Company evaluated the contingent interest features contained in the Notes in accordance with ASC 815 to determine if these features require bifurcation. Certain embedded contingent interest features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. Accordingly, these embedded contingent interest features were bifurcated from the Notes on the issuance date, and their fair values were insignificant for the years ended December 31, 2017, 2018 and 2019. For the embedded contingent interest features not bifurcated from the December 2018 Notes, the September 2022 Notes, the November 2022 Notes and the New November 2022 Notes, the Company determined whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of occurrence of such default events is remote, the Company determined that a liability was not probable and no accrual was made as of December 31, 2018 and 2019. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

14.         CONVERTIBLE SENIOR NOTES (continued)

In connection with October 25, 2018 Note Repurchase of the November 2022 Note and issuance of New November 2022 Notes, the Company evaluated the contemporaneous exchange of cash between the Company and the note holder from issuance of New November 2022 Notes and satisfaction of the November 2022 Notes pursuant to ASC 470‑50 and concluded that they are not substantially different. The Company determined a new effective interest rate at the repurchase date based on the carrying amount and the revised cash flows.

In connection with October 28, 2019 Note Repurchase of the New November 2022 Note for principal amount of US$54,940 and December 31, 2019 Note Repurchase of the September 2022 Note for a principal amount of US$28,000, which were treated as extinguishment of debts, the Company recognized net gain of US$1,165 for the year ended December 31, 2019. Pursuant to ASC 470-50-40-2, such gain was recorded as additional paid-in capital since the transaction with the controlling shareholder is treated as a contribution from shareholder.

As of December 31, 2019, aggregate future principal payments for long-term debt, including long-term loans (Note 11) and convertible senior notes, were as follows:

	Long-term loans	Convertible senior notes	Total

2020	74,624	—	74,624
2021	40,234	—	40,234
2022	10,166	167,060	177,226
2023	46,204	—	46,204
2024 and thereafter	89,981	—	89,981
	261,209	167,060	428,269